Exhibit 99.5 Schedule 1

Client Name:
Client Project Name:	PRPM 2026-RCF2
Start - End Dates:	11/11/2021 - 8/18/2025
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	0

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-Borrower has been on job for over 4 years

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is < 50%

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI < 40%

XXXX	XXXXXX	TX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $118,031.17 or 44.68 months PITI reserves exceed required reserves of ($2,641.46 x 6 = $15,848.76).

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 44.58 is below guideline max of 50.

XXXX	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  5.3 years employed with XXX

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  667 mid-score per CBR. 660 minimum.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  30 months of 0x30 mortgage history per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets: $XXX = 13.91 months of reserves. 6 months required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  75% LTV per review; 80% LTV is maximum allowed per guidelines.